UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-3734



                             EuroPacific Growth Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: March 31, 2006

                     Date of reporting period: June 30, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


EUROPACIFIC GROWTH FUND(R)
INVESTMENT PORTFOLIO


June 30, 2005
                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 92.33%                                                                              Shares                 (000)


FINANCIALS -- 21.47%
UFJ Holdings, Inc.(1,2)                                                                              120,073                $624,604
ING Groep NV(2)                                                                                   22,131,854                 620,258
Kookmin Bank(2)                                                                                   13,023,920                 588,287
ABN AMRO Holding NV(2)                                                                            22,586,942                 553,871
Royal Bank of Scotland Group PLC(2)                                                               13,970,056                 420,106
Banco Santander Central Hispano, SA(2)                                                            35,335,278                 408,332
Mitsui Trust Holdings, Inc.(2)                                                                    38,104,000                 390,677
UBS AG(2)                                                                                          4,868,398                 376,797
Banco Bradesco SA, preferred nominative                                                           10,235,600                 363,418
HSBC Holdings PLC (United Kingdom) (2)                                                            13,737,343                 217,655
HSBC Holdings PLC (Hong Kong) (2)                                                                  8,600,470                 137,186
DnB NOR ASA(2)                                                                                    32,600,000                 336,570
Shinhan Financial Group Co., Ltd.(2)                                                              12,880,900                 331,904
Banco Itau Holding Financeira SA, preferred nominative                                             1,655,600                 304,998
Allianz AG(2)                                                                                      2,593,335                 295,605
Sun Hung Kai Properties Ltd.(2)                                                                   29,650,000                 290,135
Lloyds TSB Group PLC(2)                                                                           31,000,000                 261,868
Housing Development Finance Corp. Ltd.                                                            12,447,500                 255,210
Mitsui Sumitomo Insurance Co., Ltd.(2)                                                            27,031,000                 242,868
UniCredito Italiano SpA(2)                                                                        43,500,000                 227,502
Hongkong Land Holdings Ltd.(2)                                                                    79,180,300                 219,732
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                               5,610,000                 216,658
Hypo Real Estate Holding AG                                                                        5,580,000                 212,386
DEPFA BANK PLC(2)                                                                                 12,890,000                 205,649
HBOS PLC(2)                                                                                       12,505,955                 191,942
ORIX Corp.(2)                                                                                      1,157,000                 171,905
ORIX Corp. (ADR)                                                                                     189,600                  14,269
Sompo Japan Insurance Inc.(2)                                                                     18,399,000                 184,104
QBE Insurance Group Ltd.(2)                                                                       14,700,760                 177,807
Millea Holdings, Inc.(2)                                                                              13,063                 173,893
Westfield Group(2)                                                                                12,526,240                 167,846
Westfield Group(1,2)                                                                                 391,670                   5,247
Societe Generale(2)                                                                                1,702,000                 172,584
Brascan Corp., Class A                                                                             4,413,000                 168,306
NIPPONKOA Insurance Co., Ltd.(2)                                                                  24,280,000                 157,065
PartnerRe Holdings Ltd.                                                                            2,437,850                 157,046
Macquarie Bank Ltd.(2)                                                                             3,455,876                 155,802
Bank of Nova Scotia                                                                                4,600,000                 151,971
Sumitomo Mitsui Financial Group, Inc.(2)                                                              21,950                 147,078
Swire Pacific Ltd., Class A(2)                                                                    15,570,000                 136,591
Mitsubishi Estate Co., Ltd.(2)                                                                    11,830,000                 129,844
Mizuho Financial Group, Inc.(2)                                                                       28,540                 128,000
Credit Suisse Group(2)                                                                             2,865,000                 112,176
ICICI Bank Ltd.(2)                                                                                 8,857,300                  86,413
ICICI Bank Ltd. (ADR)                                                                              1,111,300                  24,282
Promise Co., Ltd.(2)                                                                               1,675,250                 106,415
Chinatrust Financial Holding Co., Ltd.(2)                                                         94,937,124                 102,743
AIFUL Corp.(2)                                                                                     1,289,150                  95,817
Raiffeisen International Bank Holding AG(1)                                                        1,365,451                  87,159
Fairfax Financial Holdings Ltd.                                                                      500,000                  82,736
Westpac Banking Corp.(2)                                                                           5,119,760                  77,449
DBS Group Holdings Ltd.(2)                                                                         7,250,000                  60,981
Cathay Financial Holding Co., Ltd.(2)                                                             26,434,000                  52,839
Bayerische Hypo- und Vereinsbank AG(1,2)                                                           2,000,000                  51,839
St. George Bank Ltd.(2)                                                                            2,374,778                  46,965
Banco Bilbao Vizcaya Argentaria, SA(2)                                                             2,706,200                  41,610
BNP Paribas(2)                                                                                       600,056                  40,945
Woori Finance Holdings Co., Ltd.(2)                                                                4,000,000                  39,465
Deutsche Bank AG(2)                                                                                  501,466                  39,053
T&D Holdings, Inc.(2)                                                                                820,000                  38,242
Malayan Banking Bhd.(2)                                                                           13,150,300                  37,306
Fubon Financial Holding Co., Ltd.(2)                                                              26,300,000                  25,410
Erste Bank der oesterreichischen Sparkassen AG(2)                                                    315,000                  15,683
Security Capital European Realty(1,2,3)                                                               39,607                     633
                                                                                                                          11,959,737

TELECOMMUNICATION SERVICES -- 13.12%
Vodafone Group PLC(2)                                                                            426,330,790               1,034,162
Telefonica, SA(2)                                                                                 48,687,595                 791,841
America Movil SA de CV, Series L (ADR)                                                            10,682,300                 636,772
America Movil SA de CV, Series L                                                                   7,180,000                  21,344
France Telecom, SA(2)                                                                             16,793,000                 487,333
Bharti Tele-Ventures Ltd.(1,2)                                                                    68,540,000                 381,814
Telekom Austria AG(2)                                                                             19,684,056                 379,338
Royal KPN NV(2)                                                                                   44,638,300                 371,814
Tele Norte Leste Participacoes SA, preferred nominative                                           16,764,775                 278,102
Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                      2,055,500                  34,224
Tele Norte Leste Participacoes SA, ordinary nominative                                               762,130                  17,553
Telenor ASA(2)                                                                                    41,659,400                 329,396
Telefonos de Mexico, SA de CV, Class L (ADR)                                                      14,060,000                 265,593
Telefonos de Mexico, SA de CV, Class L                                                            14,360,000                  13,545
Deutsche Telekom AG(2)                                                                            12,675,500                 232,947
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(2)                       396,659,700                 202,929
China Mobile (Hong Kong) Ltd.(2)                                                                  49,844,000                 183,915
SK Telecom Co., Ltd. (ADR)                                                                         8,511,150                 173,627
KT Corp.(2)                                                                                        2,335,060                  93,886
KT Corp. (ADR)                                                                                     3,057,880                  65,744
Portugal Telecom, SGPS, SA(2)                                                                     15,795,000                 149,027
Singapore Telecommunications Ltd.(2)                                                              90,508,500                 147,207
China Unicom Ltd.(2)                                                                             152,028,000                 126,844
BT Group PLC(2)                                                                                   30,000,000                 123,072
BCE Inc.                                                                                           4,190,196                  99,027
KDDI Corp.(2)                                                                                         20,000                  91,664
Advanced Info Service PCL(2)                                                                      36,260,000                  85,219
CESKY TELECOM, AS                                                                                  4,000,000                  74,847
Telesp Celular Participacoes SA, preferred nominative (ADR)(1)                                    17,118,532                  73,096
Telesp Celular Participacoes SA(1)                                                                   334,938                   1,420
O2 PLC(1,2)                                                                                       30,432,300                  73,640
Belgacom SA(2)                                                                                     2,086,086                  71,261
Telecom Italia SpA, nonvoting(2)                                                                  25,139,900                  65,049
Maxis Communications Bhd.(2)                                                                      25,139,600                  63,430
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)                                                    1,592,800                  46,191
Telecomunicacoes de Sao Paulo SA, preferred nominative                                               684,461                  13,969
Swisscom AG(2)                                                                                        24,763                   8,033
                                                                                                                           7,308,875

CONSUMER DISCRETIONARY -- 12.16%
Honda Motor Co., Ltd.(2)                                                                           8,335,100                 407,333
Toyota Motor Corp.(2)                                                                             10,292,600                 365,063
Industria de Diseno Textil, SA(2)                                                                 14,300,468                 365,052
Continental AG(2)                                                                                  4,977,500                 356,955
Hyundai Motor Co.(2)                                                                               6,431,120                 354,216
Bridgestone Corp.(2)                                                                              15,120,000                 288,404
Bayerische Motoren Werke AG(2)                                                                     6,174,000                 279,589
News Corp. Inc., Class A                                                                          15,109,826                 244,477
News Corp. Inc., Class B                                                                           1,848,614                  31,168
Kingfisher PLC(2)                                                                                 60,837,191                 266,941
Swatch Group Ltd(2)                                                                                3,527,465                 262,509
Grupo Televisa, SA, ordinary participation certificates (ADR)                                      3,813,400                 236,774
Mediaset SpA (2)                                                                                  16,807,600                 196,380
Dixons Group PLC(2)                                                                               65,779,418                 183,637
Volkswagen AG(2)                                                                                   3,302,200                 149,838
Volkswagen AG, nonvoting preferred(2)                                                                925,806                  32,562
Reed Elsevier PLC(2)                                                                              18,680,000                 178,049
Daito Trust Construction Co., Ltd.(2)                                                              4,515,000                 168,631
Suzuki Motor Corp.(2)                                                                             10,496,867                 163,459
Koninklijke Philips Electronics NV(2)                                                              6,110,000                 153,683
Accor SA(2)                                                                                        2,941,131                 136,965
Publishing & Broadcasting Ltd.(2)                                                                 12,032,253                 134,657
Esprit Holdings Ltd.(2)                                                                           17,700,000                 127,049
Premiere AG(1,2)                                                                                   3,618,000                 124,446
Cie. Financiere Richemont AG, units, Class A(2)                                                    3,558,816                 118,806
Marui Co., Ltd.(2)                                                                                 8,700,000                 116,613
Sony Corp.(2)                                                                                      3,369,700                 115,002
Reed Elsevier NV(2)                                                                                8,018,100                 110,821
Thomson Corp.                                                                                      3,270,000                 109,311
Fuji Heavy Industries Ltd.(2)                                                                     25,777,000                 106,431
Pearson PLC(2)                                                                                     9,037,272                 105,658
LG Electronics Inc.(2)                                                                             1,595,000                 100,647
Yamada Denki Co., Ltd.(2)                                                                          1,386,000                  79,002
Porsche AG, preferred shares(2)                                                                      105,000                  78,552
Sekisui House, Ltd.(2)                                                                             6,715,000                  67,540
FAST RETAILING CO., LTD.(2)                                                                        1,213,000                  62,689
HYUNDAI MOBIS(2)                                                                                     886,350                  58,972
Nikon Corp.(2)                                                                                     5,151,000                  57,936
Agfa-Gevaert NV(2)                                                                                 1,900,000                  52,100
British Sky Broadcasting Group PLC(2)                                                              5,440,938                  51,094
Marks and Spencer Group PLC(2)                                                                     7,600,000                  48,868
NEXT PLC(2)                                                                                        1,275,000                  34,224
Daiwa House Industry Co., Ltd.(2)                                                                  2,960,300                  33,615
Funai Electric Co., Ltd.(2)                                                                          285,000                  28,976
Hilton Group PLC(2)                                                                                4,129,039                  21,081
Kesa Electricals PLC(2)                                                                            1,419,851                   7,059
Antena 3 Television, SA(2)                                                                            64,652                   1,283
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                       3,430,000                      --
TI Automotive Ltd., Class A(1,2)                                                                   3,197,300                      --
                                                                                                                           6,774,117

INFORMATION TECHNOLOGY -- 9.00%
Taiwan Semiconductor Manufacturing Co. Ltd.(2)                                                   467,996,375                 804,339
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                 2,472,000                  22,545
Hon Hai Precision Industry Co., Ltd.(2)                                                          118,271,609                 609,851
Samsung Electronics Co., Ltd.(2)                                                                     972,775                 459,105
Rohm Co., Ltd.(2)                                                                                  4,071,000                 389,168
Murata Manufacturing Co., Ltd.(2)                                                                  5,801,600                 292,852
Hoya Corp.(2)                                                                                      2,514,000                 288,165
Nippon Electric Glass Co., Ltd.(2)                                                                15,694,000                 235,545
Canon, Inc.(2)                                                                                     4,300,000                 224,354
Tokyo Electron Ltd.(2)                                                                             4,058,000                 211,998
Hirose Electric Co., Ltd.(2)                                                                       1,830,000                 200,086
SOFTBANK CORP.(2)                                                                                  3,751,200                 146,758
SAP AG(2)                                                                                            760,000                 131,363
Mediatek Incorporation(2)                                                                         13,651,204                 116,885
TDK Corp.(2)                                                                                       1,600,000                 108,069
OMRON Corp.(2)                                                                                     4,800,000                 105,169
Seiko Epson Corp.(2)                                                                               2,655,000                  87,427
Samsung Electro-Mechanics Co., Ltd.(2)                                                             3,734,600                  86,312
Fujitsu Ltd.(2)                                                                                   15,400,000                  79,866
Advanced Semiconductor Engineering, Inc.(1,2)                                                    106,057,220                  78,306
Konica Minolta Holdings, Inc.(2)                                                                   5,828,600                  54,308
Chi Mei Optoelectronics Corp.(2)                                                                  34,600,000                  53,410
Infosys Technologies Ltd.(2)                                                                         980,000                  52,744
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                     1,600,000                  51,120
Wipro Ltd.(2)                                                                                      2,552,200                  44,739
ASML Holding NV(1,2)                                                                               2,500,000                  38,955
ASML Holding NV (New York registered)(1)                                                             213,000                   3,336
Ricoh Co., Ltd.(2)                                                                                 1,125,000                  17,418
AU Optronics Corp.(1,2)                                                                            9,500,000                  15,812
Samsung SDI Co., Ltd.(2)                                                                              65,020                   6,061
                                                                                                                           5,016,066

HEALTH CARE -- 8.80%
Sanofi-Aventis(2)                                                                                 16,542,086               1,348,114
Roche Holding AG(2)                                                                                9,231,941               1,162,079
Novo Nordisk A/S, Class B(2)                                                                      11,564,450                 583,686
AstraZeneca PLC (Sweden)(2)                                                                        8,756,617                 361,640
AstraZeneca PLC (United Kingdom)(2)                                                                4,505,000                 185,202
UCB NV(2)                                                                                          5,416,059                 261,771
Novartis AG(2)                                                                                     4,613,960                 218,601
Chugai Pharmaceutical Co., Ltd.(2)                                                                13,906,400                 213,044
Shionogi & Co., Ltd.(2)                                                                            9,425,000                 121,301
H. Lundbeck A/S(2)                                                                                 4,155,000                 104,107
Essilor(2)                                                                                         1,250,000                  84,772
Astellas Pharma Inc.(2)                                                                            2,400,000                  81,252
Smith & Nephew PLC(2)                                                                              6,900,000                  68,032
Elan Corp., PLC (ADR)(1)                                                                           6,300,000                  42,966
Coloplast A/S, Class B(2)                                                                            742,000                  42,707
Ranbaxy Laboratories Ltd.(2)                                                                       1,038,000                  25,150
                                                                                                                           4,904,424

ENERGY -- 8.47%
"Shell" Transport and Trading Co., PLC(2)                                                         45,320,000                 437,179
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                 2,175,000                 126,281
Royal Dutch Petroleum Co.(2)                                                                       3,300,000                 213,882
Royal Dutch Petroleum Co. (New York registered)                                                    1,000,000                  64,900
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                     11,701,150                 609,981
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                     1,025,000                  47,191
Canadian Natural Resources, Ltd.                                                                  17,280,000                 625,240
Norsk Hydro ASA(2)                                                                                 4,230,000                 385,021
Norsk Hydro ASA (ADR)                                                                                250,000                  22,680
MOL Magyar Olaj- es Gazipari Rt., Class A(2)                                                       4,500,500                 375,655
Petro-Canada                                                                                       4,300,000                 279,460
Reliance Industries Ltd.(2)                                                                       18,885,718                 278,076
SK Corp.(2)                                                                                        4,620,220                 243,971
Oil & Natural Gas Corp. Ltd.(2)                                                                   10,204,400                 239,907
TOTAL SA(2)                                                                                          936,100                 218,154
Repsol International Finance BV(2)                                                                 7,732,800                 196,284
ENI SpA(2)                                                                                         6,315,000                 161,408
Nexen Inc.                                                                                         4,798,076                 145,455
PetroChina Co. Ltd. Class H(2)                                                                    65,000,000                  47,418
                                                                                                                           4,718,143

CONSUMER STAPLES -- 6.90%
Koninklijke Ahold NV(1,2)                                                                         77,643,332                 632,813
Nestle SA(2)                                                                                       2,332,500                 593,728
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                   7,680,000                 237,312
Cia. de Bebidas das Americas - AmBev (ADR)                                                         1,536,000                  39,107
Unilever PLC(2)                                                                                   27,915,989                 268,128
Wal-Mart de Mexico, SA de CV, Series V                                                            57,417,859                 232,838
Groupe Danone(2)                                                                                   2,378,000                 207,209
Tesco PLC(2)                                                                                      35,600,000                 202,400
Unilever NV(2)                                                                                     2,722,800                 175,798
METRO AG(2)                                                                                        3,055,000                 150,350
Diageo PLC(2)                                                                                      8,000,000                 117,434
Hindustan Lever Ltd.(2)                                                                           30,977,117                 116,690
Coca-Cola HBC SA                                                                                   4,184,583                 113,499
Woolworths Ltd.(2)                                                                                 8,410,292                 104,769
Shinsegae Co., Ltd.(2)                                                                               310,000                  97,156
Uni-Charm Corp.(2)                                                                                 2,213,900                  88,805
L'Oreal SA(2)                                                                                      1,230,000                  87,496
Gallaher Group PLC(2)                                                                              5,550,866                  81,659
Orkla AS(2)                                                                                        1,371,428                  50,136
Heineken NV(2)                                                                                     1,625,000                  49,947
Foster's Group Ltd.(2)                                                                            11,424,514                  45,889
Pernod Ricard Co.(2)                                                                                 275,000                  43,508
Coca-Cola FEMSA, SA de CV, Series L                                                               13,500,000                  35,794
Royal Numico NV(1,2)                                                                                 840,000                  33,441
Coles Myer Ltd.(2)                                                                                 3,470,000                  24,467
Fomento Economico Mexicano, SA de CV (ADR)                                                           210,000                  12,510
                                                                                                                           3,842,883


MATERIALS -- 5.13%
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                   8,388,700                 245,621
Cia. Vale do Rio Doce, preferred nominative, Class A                                               7,145,000                 180,804
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                  8,504,791                 360,773
Nitto Denko Corp.(2)                                                                               6,055,900                 344,907
Bayer AG(2)                                                                                        5,650,000                 187,598
Potash Corp. of Saskatchewan Inc.                                                                  1,894,000                 181,029
L'Air Liquide(2)                                                                                     911,366                 154,540
POSCO(2)                                                                                             880,000                 153,469
AngloGold Ashanti Ltd.(2)                                                                          3,860,000                 136,058
Siam Cement PCL(2)                                                                                14,300,000                  82,634
Ivanhoe Mines Ltd.(1)                                                                             10,160,000                  78,823
UPM-Kymmene Corp.(2)                                                                               4,000,000                  76,452
BHP Billiton PLC(2)                                                                                6,000,000                  76,196
BASF AG(2)                                                                                         1,075,000                  71,098
Gold Fields Ltd.(2)                                                                                6,107,500                  68,899
Stora Enso Oyj, Class R(2)                                                                         5,394,843                  68,595
Holcim Ltd.(2)                                                                                     1,028,571                  62,463
Harmony Gold Mining Co. Ltd.(2)                                                                    5,650,000                  48,770
Companhia Siderurgica Nacional SA, ordinary nominative                                             2,325,000                  37,577
Clariant Ltd.(1,2)                                                                                 2,295,000                  30,366
Kuraray Co., Ltd.                                                                                  3,192,000                  30,262
JSR Corp.                                                                                          1,427,200                  30,125
Kaneka Corp.                                                                                       2,680,000                  30,097
Placer Dome Inc.                                                                                   1,862,200                  28,454
Sappi Ltd.(2)                                                                                      2,383,000                  25,994
Yara International ASA(2)                                                                          1,580,000                  24,774
Formosa Plastics Corp.(2)                                                                         12,828,210                  20,806
Rio Tinto PLC(2)                                                                                     375,000                  11,424
Abitibi-Consolidated Inc.                                                                          1,800,000                   8,009
                                                                                                                           2,856,617

INDUSTRIALS -- 3.90%
Asahi Glass Co., Ltd.(2)                                                                          38,439,000                 401,363
FANUC LTD(2)                                                                                       4,115,000                 259,753
Mitsubishi Corp.(2)                                                                               17,700,000                 238,124
Siemens AG(2)                                                                                      3,240,000                 235,277
Marubeni Corp.(2)                                                                                 44,500,000                 152,485
Sandvik AB(2)                                                                                      3,772,300                 139,362
Wesfarmers Ltd.(2)                                                                                 4,180,000                 126,240
ALSTOM SA(1,2)                                                                                   110,000,000                 108,245
Atlas Copco AB, Class A(2)                                                                         5,520,000                  87,280
Bharat Heavy Electricals Ltd.(2)                                                                   4,164,125                  82,821
Mitsui & Co., Ltd.(2)                                                                              7,314,000                  68,611
Metso Oyj(2)                                                                                       2,500,000                  54,064
Vedior NV(2)                                                                                       2,911,673                  40,726
JS Group Corp.(2)                                                                                  2,390,000                  40,368
Capita Group PLC                                                                                   6,026,003                  39,726
Bombardier Inc., Class B                                                                          14,000,000                  29,778
Qantas Airways Ltd.(2)                                                                             9,309,391                  23,643
Ryanair Holdings PLC (ADR)(1)                                                                        509,300                  22,837
Matsushita Electric Works, Ltd.(2)                                                                 2,515,000                  20,806
Ainax AB(2)                                                                                          112,445                   4,082
                                                                                                                           2,175,591

UTILITIES -- 2.83%
E.ON AG(2)                                                                                         3,948,000                 350,077
National Grid Transco PLC(2)                                                                      35,941,000                 346,815
Scottish Power PLC(2)                                                                             24,286,000                 215,069
Veolia Environnement(2)                                                                            5,335,400                 199,497
Gas Natural SDG, SA(2)                                                                             6,019,500                 176,046
Korea Electric Power Corp.(2)                                                                      4,515,960                 137,127
Hong Kong and China Gas Co. Ltd.(2)                                                               50,000,000                 100,873
Tenaga Nasional Bhd.(2)                                                                           17,700,000                  48,498
                                                                                                                           1,574,002

MISCELLANEOUS -- 0.55%
Other common stocks in initial period of acquisition                                                                         306,862


TOTAL COMMON STOCKS (COST: $40,791,656,000)                                                                               51,437,317





Rights & warrants -- 0.01%

FINANCIALS -- 0.01%
ING Groep NV, warrants, expire 2008(1)                                                                    1,730,000            6,085


TELECOMMUNICATION SERVICES -- 0.00%
Telesp Celular Participacoes SA, rights, expire 2005(1,2)                                                    15,502                2


TOTAL RIGHTS & warrants (cost: $46,430,000)                                                                                    6,087





Convertible securities -- 0.04%                                                                 Principal amount

FINANCIALS -- 0.04%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023(3)                             $20,000,000                  19,950


TOTAL CONVERTIBLE SECURITIES (COST: $20,376,000)                                                                              19,950




                                                                                                Principal amount
Bonds & notes -- 0.28%                                                                                (000)

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 0.28%
Brazilian Treasury Bill 0% 2006                                                                        R$214                  79,918
Brazilian Treasury Bill 0% 2007                                                                          235                  78,054


TOTAL BONDS & NOTES (COST: $151,274,000)                                                                                     157,972


                                                                                                                           unaudited

                                                                                                Principal amount        Market value
Short-term securities -- 6.95%                                                                        (000)                  (000)

ANZ National (International) Ltd. 3.10%-3.17% due 7/20-8/16/2005(3)                                 $125,000             $   124,674
ANZ (Delaware) Inc. 3.14% due 8/4/2005                                                                50,000                  49,855
IXIS Commercial Paper Corp. 3.06%-3.14% due 7/12-8/2/2005(3)                                         171,000                 170,762
Danske Corp., Series A, 3.10%-3.19% due 7/20-8/26/2005                                               167,800                 167,297
HBOS Treasury Services PLC 3.04%-3.165% due 7/8-8/17/2005                                            151,300                 150,924
Rabobank USA Financial Corp. 3.09%-3.145% due 7/28-8/11/2005                                         150,000                 149,537
Freddie Mac 2.98%-3.195% due 7/20-9/6/2005                                                           142,200                 141,624
Federal Home Loan Bank 3.15%-3.24% due 8/24-9/9/2005                                                 135,600                 134,799
Calyon North America Inc. 3.025%-3.105% due 7/5-7/26/2005                                            132,300                 132,119
BNP Paribas Finance Inc. 3.08%-3.22% due 7/29-8/16/2005                                              130,000                 129,554
Barclays U.S. Funding Corp. 3.105%-3.225% due 7/21-8/24/2005                                         125,000                 124,570
Bank of Ireland 3.16%-3.22% due 8/18-8/25/2005(3)                                                    125,000                 124,407
Royal Bank of Scotland PLC 3.02%-3.22% due 7/8-9/7/2005                                              121,000                 120,568
Stadshypotek Delaware Inc. 3.10%-3.195% due 7/18-8/25/2005(3)                                         80,000                  79,709
Svenska Handelsbanken 3.16% due 8/8/2005                                                              40,000                  39,865
Total Capital SA 3.02%-3.24% due 7/6-9/9/2005(3)                                                     116,900                 116,509
KfW International Finance Inc. 3.03%-3.10% due 7/14-8/15/2005(3)                                     116,100                 115,817
Toyota Motor Credit Corp. 3.08%-3.14% due 7/19-8/16/2005                                              83,300                  83,081
Toyota Credit de Puerto Rico Corp. 3.13% due 8/12/2005                                                30,000                  29,891
Canadian Imperial Bank of Commerce 3.04%-3.22% due 7/12-8/12/2005                                    110,400                 110,399
Spintab AB (Swedmortgage) 3.14%-3.17% due 8/5-8/17/2005                                              105,300                 104,953
ABN-AMRO North America Finance Inc. 3.06% due 7/11/2005                                               50,000                  49,954
Amsterdam Funding Corp. 3.13%-3.14% due 7/22-7/27/2005(3)                                             51,800                  51,684
Barton Capital Corp. 3.06%-3.11% due 7/13-7/15/2005(3)                                                63,000                  62,923
Societe Generale North America Inc. 3.10% due 7/25/2005                                               32,700                  32,630
Allied Irish Banks N.A. Inc. 3.14%-3.31% due 8/9-9/1/2005(3)                                          89,200                  88,762
International Lease Finance Corp. 3.17%-3.26% due 8/10-8/29/2005                                      85,400                  85,034
DaimlerChrysler Revolving Auto Conduit LLC II 3.12%-3.14% due 7/14-7/27/2005                          82,000                  81,878
National Australia Funding (Delaware) Inc. 3.09%-3.13% due 7/11-7/12/2005(3)                          80,000                  79,919
Nestle Capital Corp. 3.12% due 8/9/2005(3)                                                            49,150                  48,979
Alcon Capital Corp. 3.03% due 7/11/2005(3)                                                            30,000                  29,972
CAFCO, LLC 3.08%-3.13% due 7/18-8/4/2005(3)                                                           78,100                  77,910
ING (U.S.) Funding LLC 3.04%-3.16% due 7/6-8/8/2005                                                   76,100                  76,016
American Honda Finance Corp. 3.01%-3.13% due 7/7-8/8/2005                                             75,100                  74,960
GlaxoSmithKline Finance PLC 3.04%-3.30% due 7/8-9/15/2005                                             71,400                  71,215
Dexia Delaware LLC 3.08%-3.10% due 7/22/2005                                                          70,000                  69,872
General Electric Capital Services, Inc. 3.16% due 8/19/2005                                           50,000                  49,785
Edison Asset Securitization LLC 3.05% due 7/18/2005(3)                                                16,874                  16,848
Depfa Bank PLC 3.19% due 8/8/2005                                                                     50,000                  49,998
Royal Bank of Canada 3.348% due 9/16/2005                                                             50,000                  49,994
Park Avenue Receivables Co., LLC 3.11% due 7/13/2005(3)                                               50,000                  49,944
Variable Funding Capital Corp. 3.09% due 7/18/2005(3)                                                 50,000                  49,923
Clipper Receivables Co., LLC 3.09% due 7/27/2005(3)                                                   50,000                  49,884
BMW U.S. Capital Corp. 3.13%-3.14% due 7/19-7/29/2005(3)                                              48,900                  48,797
Bank of America Corp. 3.10% due 7/26/2005                                                             35,500                  35,421
Wal-Mart Stores Inc. 3.105% due 7/20/2005(3)                                                          25,000                  24,957
Statoil ASA 3.20% due 8/15/2005(3)                                                                    25,000                  24,896
CBA (Delaware) Finance Inc. 3.13% due 7/11/2005                                                       20,000                  19,981
Westpac Trust Securities NZ Ltd. 3.15% due 8/9/2005                                                   20,000                  19,930
HSBC USA Inc. 3.15% due 8/5/2005                                                                         370                     369


TOTAL SHORT-TERM SECURITIES (COST: $3,873,258,000)                                                                         3,873,349




TOTAL INVESTMENT SECURITIES (COST: $44,882,994,000)                                                                      $55,494,675
OTHER ASSETS LESS LIABILITIES                                                                                                214,094

NET ASSETS                                                                                                               $55,708,769


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 242 of the fund's securities, including those in "Miscellaneous" securities (with aggregate value of $42,866,837,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,457,859,000, which represented 2.62% of the net assets of the fund.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Federal income tax information                                                                                (dollars in thousands)


Gross unrealized appreciation on investment securities                                                                 $ 11,623,945
Gross unrealized depreciation on investment securities                                                                   (1,330,327)
Net unrealized appreciation on investment securities                                                                     10,293,618
Cost of investment securities for federal income tax purposes                                                            45,201,057


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Mark E. Denning
----------------------------------
Mark E. Denning, President and PEO

Date: August 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Mark E. Denning
----------------------------------
Mark E. Denning, President and PEO

Date: August 26, 2005



By /s/ R. Marcia Gould
----------------------------------
R. Marcia Gould, Treasurer and PFO

Date: August 26, 2005